STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017	$ 91	$ 249,874	$ 107	$ 103,893	$ 353,965
Balance, shares at Dec. 31, 2017	35,274,888
Cumulative effect adjustment resulting from adoption of new accounting pronouncements				12,749	12,749
Exercise of options and vested RSUs granted to employees	$ 4	18,035			18,039
Exercise of options and vested RSUs granted to employees, shares	1,563,635
Other comprehensive income (loss), net of tax			(1,046)		(1,046)
Share-based compensation		35,991			35,991
Net income (loss)				47,072	47,072
Balance at Dec. 31, 2018	$ 95	303,900	(939)	163,714	466,770
Balance, shares at Dec. 31, 2018	36,838,523
Exercise of options and vested RSUs granted to employees	$ 4	24,543			24,547
Exercise of options and vested RSUs granted to employees, shares	1,204,993
Equity component of convertible senior notes, net of tax		65,932			65,932
Purchase of capped calls		(53,648)			(53,648)
Other comprehensive income (loss), net of tax			1,757		1,757
Share-based compensation		55,710			55,710
Net income (loss)				63,064	63,064
Balance at Dec. 31, 2019	$ 99	396,437	818	226,778	624,132
Balance, shares at Dec. 31, 2019	38,043,516
Exercise of options and vested RSUs granted to employees	$ 2	13,094			13,096
Exercise of options and vested RSUs granted to employees, shares	991,243
Other comprehensive income (loss), net of tax			3,357		3,357
Share-based compensation		72,461			72,461
Net income (loss)				(5,758)	(5,758)
Balance at Dec. 31, 2020	$ 101	$ 481,992	$ 4,175	$ 221,020	$ 707,288
Balance, shares at Dec. 31, 2020	39,034,759